Acquisitions - Additional Information (Detail) - Summit Materials, LLC [Member]			6 Months Ended		12 Months Ended
	Aug. 13, 2015 USD ($)	Jul. 17, 2015 USD ($)	Jul. 02, 2016 USD ($)	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($) T	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)
Business Acquisition [Line Items]
Purchase price paid					$ 61,307,000
Net gain on asset disposals			$ 3,717,000	$ 3,487,000	23,087,000	$ (6,500,000)	$ (12,419,000)
Cash paid for acquisitions					$ 61,307,000
Cement Segment [Member]
Business Acquisition [Line Items]
Business acquisition date					Jul. 17, 2015
Cement production capacity | T					2,000,000
Bettendorf Iowa [Member]
Business Acquisition [Line Items]
Net gain on asset disposals					$ 16,600,000
LeGrand Johnson Construction Co. [Member] | Common Stock [Member] | West Segment [Member]
Business Acquisition [Line Items]
Business acquisition date					Aug. 21, 2015
Lewis & Lewis Inc. [Member] | Common Stock [Member] | West Segment [Member]
Business Acquisition [Line Items]
Business acquisition date					Jun. 01, 2015
Davenport Acquisition [Member]
Business Acquisition [Line Items]
Purchase price paid		$ 448,710,000
Pro forma adjustment, reduction of transaction costs					$ 6,600,000
Pro forma adjustment, additional depreciation, depletion, amortization and accretion					5,900,000	11,800,000
Pro forma adjustment, increase of transaction costs						$ 6,600,000
Cash paid for acquisitions	$ 450,000,000	$ 448,710,000
Davenport Acquisition [Member] | Cement Segment [Member]
Business Acquisition [Line Items]
Purchase price paid					80,000,000
Cash paid for acquisitions					$ 450,000,000